GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:GENERAL
Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology company that delivers strategic business solutions that enable brands and advertisers to efficiently “Capture and Convince” users across multiple platforms and channels, including interactive connected television – or iCTV. Perion achieves this through its Synchronized Digital Branding capabilities, which are focused on high impact creative; content monetization; its branded search network, in partnership with Microsoft Bing; and social media management that orchestrates and optimizes paid advertising.

On January 14, 2020, the Company completed the acquisition of Content IQ LLC and on July 22, 2020, the assets acquisition of Pub Ocean Limited was consummated.

On October 4, 2021, we also completed the acquisition of Vidazoo Ltd. (for additional information on these acquisitions, see Note 4)